Document and Entity Information	Dec. 30, 2022
Cover [Abstract]
Entity Registrant Name	SIFCO INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000090168
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Incorporation State Country Code	OH
Entity File Number	1-5978
Entity Tax Identification Number	34-0553950
Entity Address, Address Line One	970 East 64th Street
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44103
City Area Code	(216)
Local Phone Number	881-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares
Trading Symbol	SIF
Security Exchange Name	NYSEAMER